Income Taxes (Schedule Of Rollforward Of Unrecognized Tax Benefits)(Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance, Beginning	$ 6,621,000	$ 17,638,000
Increases related to prior year tax positions	960,000	0
Decreases related to prior year tax positions		1,688,000
Increases related to current year tax positions	868,000
Settlements		7,386,000
Lapse of statutes	3,242,000	1,943,000
Balance, Ending	$ 5,207,000	$ 6,621,000